Equity Method Investments (Details) - Schedule of fixed assets, net - USD ($) $ in Thousands	Nov. 01, 2021	Dec. 31, 2020
Asset Acquisition [Line Items]
Gross value	$ 1,393	$ 1,389
Accumulated depreciation	(244)	(177)
Property, plant, and equipment, net	1,149	1,212
Building [Member]
Asset Acquisition [Line Items]
Gross value	513	513
Electrical Infrastructure Assets [Member]
Asset Acquisition [Line Items]
Gross value	525	525
Machinery & Equipment Assets [Member]
Asset Acquisition [Line Items]
Gross value	34	30
Mechanical (HVAC) Assets [Member]
Asset Acquisition [Line Items]
Gross value	271	271
Server and Network Assets [Member]
Asset Acquisition [Line Items]
Gross value	$ 50	$ 50